Segments - Schedule of ING Group total (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
– Net interest income	€ 15,288	€ 16,162	€ 14,593
– Net fee and commission income	4,008	3,595	3,586
Share of results	205	149	92
Valuation results and net trading income 22	1,614	(1,732)	12,214
Total income	21,087	18,121	30,418
Regulatory costs	882	1,042	1,250
Addition to loan loss provisions	1,194	520	1,861
Total expenses	13,315	12,084	13,060
Result before taxation	7,772	6,037	17,358
Taxation	2,181	1,662	5,130
Non-controlling interests	258	235	102
Net result	5,334	4,140	12,126
Results IFRS-EU
Disclosure of operating segments [line items]
Total expenses	13,315	12,084	13,060
Taxation	2,650	2,970	1,725
Non-controlling interests	258	235	102
Net result	6,392	7,287	3,674
Reversal of the IFRS-EU 'IAS 39 carve out' impact
Disclosure of operating segments [line items]
Taxation	470	1,308	(3,405)
Net result	1,058	3,147	(8,451)
Reversal of the IFRS-EU 'IAS 39 carve out' impact | Wholesale Banking
Disclosure of operating segments [line items]
Net result	(1,058)	(3,147)	8,451
Segments banking activities
Disclosure of operating segments [line items]
Net result	5,334	4,140	12,126
Segments banking activities | Wholesale Banking
Disclosure of operating segments [line items]
Net result	1,010	(272)	9,810
Segments banking activities | Reversal of the IFRS-EU 'IAS 39 carve out' impact
Disclosure of operating segments [line items]
Net result	(1,058)	(3,147)	8,451
Segments banking activities | Reversal of the IFRS-EU 'IAS 39 carve out' impact | Wholesale Banking
Disclosure of operating segments [line items]
Net result	(1,058)	(3,147)	8,451
ING Group
Disclosure of operating segments [line items]
Net result	5,334	4,140	12,126
ING Group | Results IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	15,023	15,976	13,756
– Net fee and commission income	4,008	3,595	3,586
Total investment and other income	3,584	3,005	1,219
Share of results	170	144	(101)
Valuation results and net trading income 22	3,407	2,910	1,501
Total income	22,615	22,575	18,561
Operating expenses	12,121	11,564	11,199
Regulatory costs	882	1,042	1,250
Addition to loan loss provisions	1,194	520	1,861
Total expenses	13,315	12,084	13,060
Result before taxation	9,300	10,492	5,502
Taxation	2,650	2,970	1,725
Non-controlling interests	258	235	102
Net result	6,392	7,287	3,674
ING Group | ING Bank N.V.
Disclosure of operating segments [line items]
Net result	5,130	4,010	12,119
ING Group | ING Bank N.V. | Results IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	14,749	15,809	13,745
– Net fee and commission income	4,002	3,586	3,586
Total investment and other income	3,584	3,006	1,215
Share of results	170	144	(101)
Valuation results and net trading income 22	3,407	2,910	1,503
Total income	22,334	22,401	18,546
Operating expenses	12,116	11,563	11,193
Regulatory costs	882	1,042	1,250
Addition to loan loss provisions	1,194	520	1,861
Total expenses	13,310	12,083	13,053
Result before taxation	9,025	10,318	5,493
Taxation	2,580	2,926	1,723
Non-controlling interests	258	235	102
Net result	6,187	7,157	3,667
ING Group | Other
Disclosure of operating segments [line items]
Net result	205	129	7
ING Group | Other | Results IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	275	166	11
– Net fee and commission income	6	9
Total investment and other income		(1)	4
Valuation results and net trading income 22	1		(1)
Total income	281	174	16
Operating expenses	5	1	6
Total expenses	5	1	6
Result before taxation	275	173	9
Taxation	71	44	2
Net result	€ 205	€ 129	€ 7